UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2013




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2013

                                                                      (Form N-Q)

88235-1113                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (33.6%)
   105,864    USAA Aggressive Growth Fund                                                    $    4,236
   653,329    USAA Emerging Markets Fund                                                         11,198
   305,598    USAA Growth Fund                                                                    6,265
   892,373    USAA Income Stock Fund                                                             14,376
 1,034,046    USAA International Fund                                                            30,091
   113,161    USAA Precious Metals and Minerals Fund*                                             1,753
 1,561,998    USAA Real Return Fund                                                              16,010
   342,743    USAA S&P 500 Index Fund                                                             8,222
   604,546    USAA Small Cap Stock Fund                                                          11,390
   624,774    USAA Total Return Strategy Fund                                                     5,498
   453,947    USAA Value Fund                                                                     8,384
                                                                                             ----------
              Total Equity Mutual Funds (cost: $89,628)                                         117,423
                                                                                             ----------

              FIXED-INCOME MUTUAL FUNDS (65.0%)
 1,232,264    USAA Flexible Income Fund                                                          12,237
 2,185,668    USAA High Income Fund                                                              19,015
 3,041,736    USAA Income Fund                                                                   39,664
 5,574,791    USAA Intermediate-Term Bond Fund                                                   59,539
 8,591,540    USAA Short-Term Bond Fund                                                          78,956
 1,791,190    USAA Ultra Short-Term Bond Fund                                                    18,091
                                                                                             ----------
              Total Fixed-Income Mutual Funds
              (cost: $218,327)                                                                  227,502
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.4%)

              MONEY MARKET FUNDS (1.4%)
 4,741,487    State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost: $4,741)             4,741
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $312,696)                                             $  349,666
                                                                                             ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $     117,423     $        --     $         --     $     117,423
Fixed-Income Mutual Funds                    227,502              --               --           227,502
Money Market Instruments:
  Money Market Funds                           4,741              --               --             4,741
-------------------------------------------------------------------------------------------------------
Total                                  $     349,666     $        --     $         --     $     349,666
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (47.7%)
    274,036   USAA Aggressive Growth Fund                                                    $   10,964
  1,710,901   USAA Emerging Markets Fund                                                         29,325
    792,749   USAA Growth Fund                                                                   16,251
  2,355,353   USAA Income Stock Fund                                                             37,945
  2,759,113   USAA International Fund                                                            80,290
    366,850   USAA Precious Metals and Minerals Fund*                                             5,683
  2,445,990   USAA Real Return Fund                                                              25,071
    901,364   USAA S&P 500 Index Fund                                                            21,624
  1,598,371   USAA Small Cap Stock Fund                                                          30,113
  1,241,219   USAA Total Return Strategy Fund                                                    10,923
  1,208,119   USAA Value Fund                                                                    22,314
                                                                                             ----------
              Total Equity Mutual Funds (cost: $221,336)                                        290,503
                                                                                             ----------

              FIXED-INCOME MUTUAL FUNDS (50.9%)
  1,916,447   USAA Flexible Income Fund                                                          19,030
  4,253,363   USAA High Income Fund                                                              37,004
  5,063,173   USAA Income Fund                                                                   66,024
  9,579,623   USAA Intermediate-Term Bond Fund                                                  102,310
  7,817,465   USAA Short-Term Bond Fund                                                          71,843
  1,328,503   USAA Ultra Short-Term Bond Fund                                                    13,418
                                                                                             ----------
              Total Fixed-Income Mutual Funds
              (cost: $289,733)                                                                  309,629
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.5%)

              MONEY MARKET FUNDS (1.5%)
  9,035,823   State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost:  $9,036)            9,036
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $520,105)                                             $  609,168
                                                                                             ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $     290,503     $        --     $         --     $     290,503
Fixed-Income Mutual Funds                    309,629              --               --           309,629
Money Market Instruments:
  Money Market Funds                           9,036              --               --             9,036
-------------------------------------------------------------------------------------------------------
Total                                  $     609,168     $        --     $         --     $     609,168
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

2  | USAA Target Retirement 2020 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (67.7%)
    702,461   USAA Aggressive Growth Fund                                                   $    28,106
  4,355,670   USAA Emerging Markets Fund                                                         74,656
  1,962,496   USAA Growth Fund                                                                   40,231
  5,796,301   USAA Income Stock Fund                                                             93,378
  6,751,457   USAA International Fund                                                           196,467
    820,756   USAA Precious Metals and Minerals Fund*                                            12,714
  3,290,246   USAA Real Return Fund                                                              33,725
  2,299,596   USAA S&P 500 Index Fund                                                            55,167
  3,892,521   USAA Small Cap Stock Fund                                                          73,335
  2,234,343   USAA Total Return Strategy Fund                                                    19,662
  3,025,366   USAA Value Fund                                                                    55,879
                                                                                            -----------
              Total Equity Mutual Funds (cost: $528,875)                                        683,320
                                                                                            -----------

              FIXED-INCOME MUTUAL FUNDS (30.7%)
  2,548,200   USAA Flexible Income Fund                                                          25,303
  5,725,368   USAA High Income Fund                                                              49,811
  6,078,346   USAA Income Fund                                                                   79,262
 11,075,634   USAA Intermediate-Term Bond Fund                                                  118,288
  3,375,303   USAA Short-Term Bond Fund                                                          31,019
    620,804   USAA Ultra Short-Term Bond Fund                                                     6,270
                                                                                            -----------
              Total Fixed-Income Mutual Funds
              (cost: $287,559)                                                                  309,953
                                                                                            -----------
              MONEY MARKET INSTRUMENTS (1.6%)

              MONEY MARKET FUNDS (1.6%)
 15,735,445   State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost:  $15,735)          15,735
                                                                                            -----------

              TOTAL INVESTMENTS (COST: $832,169)                                            $ 1,009,008
                                                                                            ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $     683,320     $        --     $         --     $     683,320
Fixed-Income Mutual Funds                    309,953              --               --           309,953
Money Market Instruments:
  Money Market Funds                          15,735              --               --            15,735
-------------------------------------------------------------------------------------------------------
Total                                  $   1,009,008     $        --     $         --     $   1,009,008
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Target Retirement 2030 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (81.5%)
  1,009,439   USAA Aggressive Growth Fund                                                   $    40,388
  5,355,024   USAA Emerging Markets Fund                                                         91,785
  2,427,524   USAA Growth Fund                                                                   49,764
  7,007,551   USAA Income Stock Fund                                                            112,892
  8,373,183   USAA International Fund                                                           243,660
  1,104,206   USAA Precious Metals and Minerals Fund*                                            17,104
  2,939,040   USAA Real Return Fund                                                              30,125
  2,793,895   USAA S&P 500 Index Fund                                                            67,026
  4,806,074   USAA Small Cap Stock Fund                                                          90,546
  2,379,352   USAA Total Return Strategy Fund                                                    20,938
  3,942,156   USAA Value Fund                                                                    72,812
                                                                                            -----------
              Total Equity Mutual Funds (cost: $645,953)                                        837,040
                                                                                            -----------

              FIXED-INCOME MUTUAL FUNDS (16.7%)
  2,231,128   USAA Flexible Income Fund                                                          22,155
  3,415,999   USAA High Income Fund                                                              29,719
  3,250,916   USAA Income Fund                                                                   42,392
  6,303,500   USAA Intermediate-Term Bond Fund                                                   67,321
    276,253   USAA Short-Term Bond Fund                                                           2,539
    680,496   USAA Ultra Short-Term Bond Fund                                                     6,873
                                                                                            -----------
              Total Fixed-Income Mutual Funds
              (cost: $162,869)                                                                  170,999
                                                                                            -----------
              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
 20,393,325   State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost:  $20,393)          20,393
                                                                                            -----------

              TOTAL INVESTMENTS (COST: $829,215)                                            $ 1,028,432
                                                                                            ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $     837,040     $        --     $         --     $     837,040
Fixed-Income Mutual Funds                    170,999              --               --           170,999
Money Market Instruments:
  Money Market Funds                          20,393              --               --            20,393
-------------------------------------------------------------------------------------------------------
Total                                  $   1,028,432     $        --     $         --     $   1,028,432
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

4  | USAA Target Retirement 2040 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (91.7%)
    461,092   USAA Aggressive Growth Fund                                                   $    18,448
  2,952,365   USAA Emerging Markets Fund                                                         50,604
  1,330,051   USAA Growth Fund                                                                   27,266
  3,970,596   USAA Income Stock Fund                                                             63,966
  4,616,592   USAA International Fund                                                           134,343
    607,505   USAA Precious Metals and Minerals Fund*                                             9,410
  1,465,840   USAA Real Return Fund                                                              15,025
  1,496,938   USAA S&P 500 Index Fund                                                            35,912
  2,647,681   USAA Small Cap Stock Fund                                                          49,882
  1,609,810   USAA Total Return Strategy Fund                                                    14,166
  2,018,092   USAA Value Fund                                                                    37,274
                                                                                            -----------
              Total Equity Mutual Funds (cost: $357,641)                                        456,296
                                                                                            -----------

              FIXED-INCOME MUTUAL FUNDS (6.6%)
    982,080   USAA Flexible Income Fund                                                           9,752
    451,498   USAA High Income Fund                                                               3,928
    448,131   USAA Income Fund                                                                    5,844
    909,683   USAA Intermediate-Term Bond Fund                                                    9,715
    347,687   USAA Ultra Short-Term Bond Fund                                                     3,512
                                                                                            -----------
              Total Fixed-Income Mutual Funds
              (cost: $33,112)                                                                    32,751
                                                                                            -----------
              MONEY MARKET INSTRUMENTS (1.8%)

              MONEY MARKET FUNDS (1.8%)
  8,680,063   State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost:  $8,680)            8,680
                                                                                            -----------

              TOTAL INVESTMENTS (cost: $399,433)                                            $   497,727
                                                                                            ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $     456,296     $        --     $         --     $     456,296
Fixed-Income Mutual Funds                     32,751              --               --            32,751
Money Market Instruments:
  Money Market Funds                           8,680              --               --             8,680
-------------------------------------------------------------------------------------------------------
Total                                  $     497,727     $        --     $         --     $     497,727
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Target Retirement 2050 Fund

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
September 30, 2013 (unaudited)

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY MUTUAL FUNDS (95.6%)
     8,913    USAA Aggressive Growth Fund                                                    $      357
    46,166    USAA Emerging Markets Fund                                                            791
    21,057    USAA Growth Fund                                                                      431
    63,287    USAA Income Stock Fund                                                              1,019
    73,189    USAA International Fund                                                             2,130
     7,097    USAA Precious Metals and Minerals Fund*                                               110
    16,575    USAA Real Return Fund                                                                 170
    24,102    USAA S&P 500 Index Fund                                                               578
    42,360    USAA Small Cap Stock Fund                                                             798
    19,286    USAA Total Return Strategy Fund                                                       170
    31,381    USAA Value Fund                                                                       580
                                                                                             ----------
              Total Equity Mutual Funds (cost: $6,953)                                            7,134
                                                                                             ----------

              FIXED-INCOME MUTUAL FUNDS (2.1%)
    11,211    USAA Flexible Income Fund                                                             111
     4,810    USAA Ultra Short-Term Bond Fund                                                        49
                                                                                             ----------
              Total Fixed-Income Mutual Funds
              (cost: $161)                                                                          160
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (1.8%)

              MONEY MARKET FUNDS (1.8%)
   130,330    State Street Institutional Liquid Reserve Fund, 0.06% (a)(cost:  $130)                130
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $7,244)                                               $    7,424
                                                                                             ==========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE        INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity Mutual Funds                    $       7,134     $        --     $         --     $       7,134
Fixed-Income Mutual Funds                        160              --               --               160
Money Market Instruments:
  Money Market Funds                             130              --               --               130
-------------------------------------------------------------------------------------------------------
Total                                  $       7,424     $        --     $         --     $       7,424
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through September 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

6  | USAA Target Retirement 2060 Fund

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

September 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act. The Target 2060 Fund commenced operations on July 12, 2013.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

================================================================================

7  | USAA Target Retirement Funds

================================================================================

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of September 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of September 30, 2013, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation) were as follows (in thousands):

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

                            Target Income   Target 2020   Target 2030   Target 2040   Target 2050   Target 2060
---------------------------------------------------------------------------------------------------------------
Unrealized appreciation           $37,555       $92,639      $186,794      $213,297      $104,466          $187
Unrealized depreciation               585         3,576         9,955        14,080         6,172             7
---------------------------------------------------------------------------------------------------------------
Net                               $36,970       $89,063      $176,839      $199,217       $98,294          $180
---------------------------------------------------------------------------------------------------------------

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of September 30, 2013, net assets were as follows (in thousands):

 Target Income   Target 2020   Target 2030   Target 2040   Target 2050   Target 2060
------------------------------------------------------------------------------------
      $349,725      $608,318    $1,008,698    $1,026,656      $497,438        $7,460

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA Funds as of September 30, 2013 (in thousands):

Target Income:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                       $-       $6,285           $-             $1,008      $8,911      $4,236
Emerging Markets                     4,633        3,212            -               (353)      9,899      11,198
Flexible Income                     12,312            -           62                  -           -      12,237
Growth                                   -        4,336            -              1,263       8,899       6,265
High Income                         19,918          750          234                 (3)          -      19,015
Income                               5,988       52,561        1,874                316      88,895      39,664
Income Stock                         5,660        1,864          160                 42       8,863      14,376
Intermediate-Term Bond               4,844       10,750        2,176               (109)     67,504      59,539
International                        2,977        3,257            -                113      27,035      30,091
Precious Metals and Minerals         3,202        6,577            -             (5,482)     10,156       1,753
Real Return                          9,550            -          211                  -       6,685      16,010
S&P 500 Index                          133        2,423          133                413       8,895       8,222
Short-Term Bond                     19,277        7,000        1,200               (102)     67,459      78,956
Small Cap Stock                        896          543            -                  5       8,837      11,390
Total Return Strategy                5,515            -           15                  -           -       5,498
Ultra Short-Term Bond               18,067            -           32                  -           -      18,091
Value                                    -        2,650            -                654       8,919       8,384

Target 2020:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                        -      14,788             -              2,593      21,598      10,964
Emerging Markets                     8,446       2,972             -               (606)     24,027      29,325
Flexible Income                     19,095           -            95                  -           -      19,030
Growth                                   -       9,606             -              2,978      21,551      16,251
High Income                          4,854       1,400         1,589                (18)     33,443      37,004
Income                               3,262      41,184         2,378                255     107,178      66,024
Income Stock                        12,279           -           387                  -      21,538      37,945
Intermediate-Term Bond              24,905       1,500         3,065                (64)     82,023     102,310
International                        8,387       1,558             -                 45      65,181      80,290
Precious Metals and Minerals             -       4,200             -             (4,422)     16,876       5,683
Real Return                         14,326           -           325                  -      11,153      25,071
S&P 500 Index                          331       4,172           331                708      21,559      21,624
Short-Term Bond                      7,010      16,150         1,308               (142)     81,856      71,843
Small Cap Stock                      3,905         118             -                  8      21,039      30,113
Total Return Strategy               10,931           -            31                  -           -      10,923
Ultra Short-Term Bond               13,401           -            23                  -           -      13,418

================================================================================

9  | USAA Target Retirement Funds

================================================================================

                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Value                                    -        4,524            -              1,087      21,673      22,314

Target 2030:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                        -       32,750            -              5,109      50,800      28,106
Emerging Markets                    20,324        1,750            -               (347)     56,614      74,656
Flexible Income                     25,362            -          112                  -           -      25,303
Growth                                   -       20,994            -              6,038      50,742      40,231
High Income                          2,377        5,500        2,377                 98      52,669      49,811
Income                               5,896       24,000        2,480                242     100,716      79,262
Income Stock                        33,265            -          915                  -      50,618      93,378
Intermediate-Term Bond              44,019        1,000        3,322                (40)     78,948     118,288
International                       23,510          597            -                  8     153,902     196,467
Precious Metals and Minerals           353        3,000            -             (3,213)     26,708      12,714
Real Return                         16,742            -          429                  -      17,565      33,725
S&P 500 Index                          802        5,500          802                706      50,713      55,167
Short-Term Bond                      2,645       49,665        1,121               (438)     78,875      31,019
Small Cap Stock                     10,250            -            -                  -      50,305      73,335
Total Return Strategy               19,606            -           56                  -           -      19,662
Ultra Short-Term Bond                6,264            -           13                  -           -       6,270
Value                                    -        7,250            -              1,563      50,935      55,879

Target 2040:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                        -       37,250            -              5,062      64,731      40,388
Emerging Markets                    22,447        1,750            -               (347)     72,152      91,785
Flexible Income                     22,205            -          104                  -           -      22,155
Growth                                   -       27,986            -              7,864      64,661      49,764
High Income                          2,709       25,250        2,121              1,659      51,829      29,719
Income                               6,662        1,958        1,058                (84)     39,076      42,392
Income Stock                        36,366            -        1,127                  -      64,473     112,892
Intermediate-Term Bond              35,854            -        1,750                  -      33,629      67,321
International                       21,796            -            -                  -     196,922     243,660
Precious Metals and Minerals         2,302          250            -               (225)     26,330      17,104
Real Return                         14,142          750          410                (22)     17,275      30,125
S&P 500 Index                        1,004       10,250        1,004              1,497      64,621      67,026
Short-Term Bond                      1,105       31,750          446               (299)     33,571       2,539
Small Cap Stock                     10,500            -            -                  -      63,936      90,546
Total Return Strategy               20,873            -           56                  -           -      20,938
Ultra Short-Term Bond                6,863            -           13                  -           -       6,873
Value                                    -        7,500            -              1,541      64,794      72,812

Target 2050:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                       36       20,200            -              2,837      32,422      18,448
Emerging Markets                    19,748        4,750            -               (614)     36,314      50,604
Flexible Income                      9,813            -           50                  -           -       9,752
Growth                                  99       11,765            -              3,067      32,359      27,266
High Income                            647        8,750          429                139      11,874       3,928
Income                                 595        5,334          246               (138)     10,926       5,844
Income Stock                        25,261            -          631                  -      32,351      63,966
Intermediate-Term Bond               8,905        9,250          459               (317)     10,681       9,715
International                       21,643          750            -                 22      99,961     134,343

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Precious Metals and Minerals         2,864          300            -               (278)     12,007       9,410
Real Return                          7,368            -          199                  -       7,920      15,025
S&P 500 Index                        1,057        3,401          513                446      32,400      35,912
Short-Term Bond                        462       11,021          129                (74)     10,655           -
Small Cap Stock                     10,509        1,000            -                159      32,141      49,882
Total Return Strategy               14,171            -           39                  -           -      14,166
Ultra Short-Term Bond                3,508            -            8                  -           -       3,512
Value                                   42        3,000            -                598      32,456      37,274

Target 2060:
                                  Purchase       Sales      Dividend        Realized           Market Value
Affiliated USAA Fund               Cost(a)     Proceeds      Income      Gain (Loss)(b)  12/31/2012  09/30/2013
-----------------------------    ----------   ----------   ----------   ---------------- ----------  ----------
Aggressive Growth                      344            -            -                  -           -         357
Emerging Markets                       759            -            -                  -           -         791
Flexible Income                        112            -            -                  -           -         111
Growth                                 420            -            -                  -           -         431
Income Stock                         1,025            -            4                  -           -       1,019
International                        2,035            -            -                  -           -       2,130
Precious Metals and Minerals           108            -            -                  -           -         110
Real Return                            170            -            1                  -           -         170
S&P 500 Index                          577            -            3                  -           -         578
Small Cap Stock                        775            -            -                  -           -         798
Total Return Strategy                  170            -            1                  -           -         170
Ultra Short-Term Bond                   49            -            -                  -           -          49
Value                                  570            -            -                  -           -         580

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at September 30, 2013.
*     Non-income-producing security.

================================================================================

11  | USAA Target Retirement Funds




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.














SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2013

By:*     /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/18/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/20/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      11/19/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.